SEGMENT REPORTING	12 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 24 -     SEGMENT REPORTING
The chief operating decision maker (“CODM”) has been identified as the Chairman, Chief Executive Officer and Chief Financial Officer of the Company. The Company organizes its internal financial reporting structure based on its main product and service offerings.
Based on the criteria established by ASC 280,
Segment Reporting
(“ASC 280”), the Company has determined that the reportable segments of the Company consist of (1) IA, (2) Rail, (3) M&E, in accordance with the Company’s organization and internal financial reporting structure. The CODM assesses the performance of the operating segments based on the measures of revenues, costs and gross profit. Other than the information provided below, the CODM does not use any other measures by segments.
Summarized information by segments for the years ended June 30, 2018, 2019, and 2020 is as follows:

	Year ended June 30, 2018
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$178,769	162,696	124,996	466,461
Product sales	35,387	4,846	—	40,233
Maintenance service revenue	9,547	21,390	334	31,271
Extended warranty service revenue	1,090	1,713	—	2,803

Total	224,793	190,645	125,330	540,768

Costs of revenue	135,633	90,574	108,681	334,888

Gross profit	$89,160	100,071	16,649	205,880

	Year ended June 30, 2019
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$191,668	148,365	127,338	467,371
Product sales	27,390	5,712	—	33,102
Maintenance service revenue	13,978	53,359	288	67,625
Extended warranty service revenue	762	1,481	—	2,243

Total	233,798	208,917	127,626	570,341

Costs of revenue	139,010	109,567	110,598	359,175

Gross profit	$94,788	99,350	17,028	211,166

	Year ended June 30, 2020
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$207,421	145,750	61,101	414,272
Product sales	15,504	4,640	—	20,144
Maintenance service revenue	15,985	49,140	916	66,041
Extended warranty service revenue	1,061	1,809	—	2,870

Total	239,971	201,339	62,017	503,327

Costs of revenue	154,298	107,382	51,079	312,759

Gross profit	$85,673	93,957	10,938	190,568

The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2018	2019	2020
Revenues:
PRC	$412,993	$438,832	$441,305
Non-PRC	127,775	131,509	62,022

	$540,768	$570,341	$503,327

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30,
	2019	2020
Long-lived assets other than goodwill and acquired intangible assets
PRC	$125,781	$129,340
Non-PRC	11,986	11,938

	$137,767	$141,278